Pledged Assets - Assets Pledged as Collaterals (Detail) - TWD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Property, plant and equipment	$ 2,469	$ 2,403
Restricted assets (included in other assets - others)	546	131
Assets pledged as collateral	$ 3,015	$ 2,534